Schedule of Key Assumptions Used to Value Warrants (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected price volatility	116.64%
Risk-free interest rate	4.42%
Fair value of common stock		$ 1.00
Minimum average expected life in years		5 years
Maximum average expected life in years		6 years 6 months
Dividend yield
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected price volatility	88.01%	84.42%
Risk-free interest rate	3.51%	3.38%
Dividend yield
Weighted average fair values	0.00703
Weighted average expected life in years	5 years